Presentation of financial statements and summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
Presentation of financial statements and summary of significant accounting policies
Financial statements - basis of preparation

2.1Financial statements - basis of preparation

The financial statements have been prepared under the accounting basis of business continuity and the historical cost convention, as modified by available-for-sale financial assets, other assets, financial liabilities (including derivative instruments) and biological assets measured at fair value.

(a)Accounting policies adopted

The Company’s consolidated financial statements have been prepared and are being presented in accordance with and in compliance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB), and disclose all (and only) the applicable significant information related to the financial statements, which is consistent with the information utilized by management in the performance of its duties.

The preparation of financial statements requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Fibria’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the financial statements, are disclosed in Note 3.

(b)Approval of the financial statements

The consolidated financial statements were approved by the Board of Directors and Fibria’s Management on January 29, 2018.

Consolidation

2.2Consolidation

2.2.1Consolidated financial statements

Intercompany transactions, balances and unrealized gains and losses on transactions between group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of a loss in value (impairment) of the asset transferred. Accounting policies of subsidiaries have been modified where necessary to ensure consistency with the policies adopted by the Company.

(a)Subsidiaries

Subsidiaries are all entities (including special-purpose entities) over which Fibria has the power to govern the financial and operating policies of the entity, generally through a majority voting rights. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The existence and effect of potential voting rights that are currently exercisable or convertible are considered when assessing whether Fibria controls another entity. Subsidiaries are fully consolidated from the date on which control is transferred to Fibria and de-consolidated from the date that control ceases.

The exclusive controlled investment fund is consolidated.

(b)Joint operations

Veracel Celulose S.A. (“Veracel”), Asapir Produção Florestal e Comércio Ltda. (“Asapir”) and VOTO — Votorantim Overseas Trading Operations IV Limited (“VOTO IV”) are joint operations, accordingly, assets, liabilities, revenue and expenses are recognized in relation to the interest in the joint operation.

None of the jointly-operated entities have publicly traded shares.

The Company does not have any significant restrictions or commitments with regards to its jointly-operated entities.

The balance of assets, liabilities and net revenue at December 31, 2017 and 2016 of the jointly-operations are separately presented (Note 17(a)).

(c)Associated companies and joint ventures

Associates are all entities over which the Company has significant influence but not control or joint control, generally with an ownership percentage between 20% and 50% through voting rights.

Investments in associates and joint ventures are accounted for using the equity method of accounting. Under the equity method, the investment is initially recognized at cost, and the carrying amount is increased or decreased to recognize the investor’s share of the profit or loss of the investee after the date of acquisition.

Currently the Company has a 50% share in the joint venture F&E Technologies LLC, an US incorporated entity.

(d)Subsidiaries and jointly-operated entities

The subsidiaries and jointly-operated entities included in the consolidation are as follows:

	Percentage of total capital
	2017			2016
	Direct	Indirect	Total	Total

Companies located in Brazil
Asapir (i)	50		50	50
Fibria-MS (ii)				100
Fibria Terminais Portuários S.A.	100		100	100
Fibria Terminal de Celulose de Santos SPE S.A.	100		100	100
F&E Participações Ltda.	100		100	100
F&E Tecnologia do Brasil S.A.		100	100	100
Portocel	51		51	51
Projetos Especiais e Investimentos S.A.	100		100	100
Veracel (i)	50		50	50

Companies located abroad
Fibria Celulose (USA) Inc.	100		100	100
Fibria Innovations Inc.	100		100	100
Fibria International Trade GmbH		100	100	100
Fibria Overseas Finance Ltd.	100		100	100
Fibria Overseas Holding KFT.	100		100	100
Fibria Trading International KFT.	48.3	51.7	100	100
VOTO IV (i)	50		50	50

(i)	Jointly-operated entities, as detailed in Note 2.2.2 (b).

(ii)

On December 31, 2017, in order to simplify our corporate structure, the Company performed the incorporation of its subsidiary Fibria-MS Celulose Sul Mato-Grossense Ltda. (“Fibria-MS”), whose equity’s value was evaluated through the accounting criteria. The incorporation did not produce effects on the Company’s consolidated financial statements once 100% of the Fibria-MS’s capital was held by the Company. The incorporation was approved in the Extraordinary General Meeting held on December 18, 2017.

Segregation of assets and liabilities between current and non-current

2.3Segregation of assets and liabilities between current and non-current

Current assets or liabilities are those for which expectation for realization or disbursement is no more than 12 months after the balance sheet date.

Foreign currency translation

2.4Foreign currency translation

(a)Functional and presentation currency

The Brazilian Real (“Real”, “Reais” or “R$”) is the functional and presentation currency of the Company.

(b)Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions or the date of valuation when re-measured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are presented as “Foreign exchange gain (loss) and indexation charges, net” in the Statement of profit or loss.

Cash and cash equivalents

2.5Cash and cash equivalents

Cash and cash equivalents include cash, bank deposits, and highly liquid short-term investments, which have original maturities up to 90 days and are readily convertible into a known amount of cash and subject to an immaterial risk of change in value.

Financial assets

2.6Financial assets

2.6.1Classification, recognition and measurement

The Company classifies its financial assets in the following categories: (a) at fair value through profit or loss (b) held-to-maturity investments, (c) loans and receivables and (d) available for sale financial assets. The classification depends on the purpose for which the financial assets were acquired. Management determines the classification of its financial assets at initial recognition.

Regular purchases and sales of financial assets are recognized on the trade date — the date on which Fibria commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the investments have expired or have been transferred but only if Fibria has transferred substantially all risks and rewards of ownership.

(a)Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss comprise the financial assets held for trading and the derivative financial instruments, including embedded derivatives and are initially recognized at fair value, and the transaction costs are recorded in the Statement of profit or loss. Changes in fair value are recognized in the profit or loss under “Financial income” or “Financial expenses”, depending of the results obtained, for non-derivative instruments, and under “Result of derivative financial instruments” for derivative instruments.

(b)Held-to-maturity investments

The held-to-maturity investments comprise the investments in non-derivative instruments that the Company has the capability and intention to hold until maturity and are measured initially at fair value, including cost of the transaction and subsequently at amortized cost. The Company evaluates whether there is objective evidence that a financial asset or a group of financial assets is registered above its recovery value.

(c)Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market, comprise the “Trade account receivables”, “Related parties receivables” and “Cash and cash equivalents” and are carried at amortized cost using the effective interest method.

(d)Available-for-sale financial assets

Available-for-sale financial assets are non-derivative instruments that are either designated in this category or not classified in any of the other categories. The changes in the fair value of the available for sale financial asset are recognized as follow: (i) the effect of foreign currency exchange and changes in the fair value of the investment are recognized directly in “Other comprehensive income” in equity; and (ii) the effect of foreign currency exchange and changes in the fair value of the warrant of acquire shares are recognized in profit or loss of the year.

2.6.2Offsetting financial instruments

Financial assets and liabilities are offset and the net amount is reported in the balance sheet when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis, or realize the asset and settle the liability simultaneously.

2.6.3Impairment of financial assets

(a)Assets carried at amortized cost

The Company assesses at the end of each reporting period whether there is objective evidence that a financial asset or group of financial assets is impaired. A financial asset or a group of financial assets is impaired only if there is objective evidence of an impairment as a result of one or more events that occurred after the initial recognition of the asset and that loss event has an impact on the estimated future cash flows of the financial asset or group of financial assets that can be reliably estimated.

The criteria that the Company uses to determine whether there is objective evidence of an impairment loss include:

•	significant financial difficulty of the issuer or debtor;

•	a breach of contract, such as a default or delinquency in interest or principal payments;

•	where Fibria, for economic or legal reasons relating to the borrower’s financial difficulty, grants to the borrower a concession that the lender would not otherwise receive;

•	it becomes probable that the borrower will enter bankruptcy or other financial reorganization;

•	the disappearance of an active market for that financial asset because of financial difficulties;

•

observable data indicating that there is a measurable decrease in the estimated future cash flows from a portfolio of financial assets since the initial recognition of those assets, although the decrease cannot yet be identified with the individual financial assets in the portfolio.

The amount of an impairment loss is measured as the difference between the carrying amount of the asset and the present value of estimated future cash flows discounted at the financial asset’s original effective interest rate. If the financial asset is impaired the carrying amount of the asset is reduced and a loss is recognized in the Statement of profit or loss.

If, in a subsequent period, the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized (such as an improvement in the debtor’s credit rating), the reversal of the previously recognized impairment loss is recognized in the Statement of profit or loss.

(b)Assets classified as available for sale

The Company assesses at the end of each reporting period whether there is objective evidence that a financial asset or a group of financial assets is impaired. In the case of investments classified as available for sale, a significant or prolonged decline in the fair value of the equity below its cost is also evidence that the assets are impaired. If any such evidence exists for available for sale financial assets, the cumulative loss — measured as the difference between the acquisition cost and the current fair value, less any impairment loss on that financial asset previously recognized other comprehensive income — will be recognized in profit or loss.

Derivative financial instruments and hedging activities

2.7Derivative financial instruments and hedging activities

Derivatives are initially recognized at fair value on the date the derivative contract is entered into and are subsequently re-measured at fair value. Changes in fair value are recorded in “Result of derivative financial instruments” in the Statement of profit or loss.

Embedded derivatives in non-derivative host contracts are required to be separated when their risks and characteristics are not-closely related to those of host contracts and these are not measured at fair value through profit or loss.

Non-option embedded derivative are separated from the host contracts in accordance with its stated or implied substantive terms, so that they have zero fair value on initial recognition.

Even though the Company uses derivatives to mitigate risks, hedge accounting has not been applied in the periods presented. The fair value of derivative instruments is disclosed in Note 11.

Trade accounts receivable

2.8Trade accounts receivable

Trade accounts receivable correspond to the amounts receivable from sales made in the course of the Company’s normal business, less a provision for impairment, if necessary.

The calculation of the provision is based on a reasonable estimate to cover expected probable losses on the realization of receivables, considering the situation of each customer and the respective guarantees.

In performing such analysis of impairment, our Treasury Department examines on a monthly basis the maturity of receivables from domestic and foreign customers and identifies those customers with overdue balances assessing the specific situation of each client including the risk of loss, the existence of contracted insurance, letters of credit, collateral and the customer’s financial situation and the legal processes in the event of execution. As a result of this analysis management determines the amount to be recorded as an impairment.

The recognition and reversal of a provision for trade receivables is recorded as “Selling expenses” in the Statement of profit or loss.

Inventory

2.9Inventory

Inventory is stated at the lower of average purchase or production cost and the net realizable value. Finished products and work-in-process consist of raw materials, direct labor, other direct costs and general production expenses.

The raw materials derived from biological assets are measured based on their fair value less cost to sell at the point of harvest, when transferred from biological assets to inventory.

Imports in transit are stated at the accumulated cost of each import. The net realizable value is the estimated sales price in the normal course of business, less selling expenses.

Current and deferred income tax and social contribution

2.10Current and deferred income tax and social contribution

Taxes on income comprise current and deferred tax. Tax is recognized in the Statement of profit or loss, except to the extent that it relates to items recognized in other comprehensive income. In this case the tax is recognized directly in shareholders’ equity in other comprehensive income.

The current income tax charge is calculated based on the tax laws enacted or substantively enacted at the balance sheet date in the countries where the Company operates and generates taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

Deferred income tax is recognized, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted at the balance sheet date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.

Deferred income tax is provided on temporary differences arising on investments in subsidiaries, except where the timing of the reversal of the temporary difference is controlled by Fibria and it is probable that the temporary difference will not be reversed in the foreseeable future.

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income taxes assets and liabilities relate to income taxes levied by the same taxation authority on the same taxable entity.

Intangible assets

2.11Intangible assets

(a)Goodwill

Goodwill arises on the acquisition of subsidiaries and represents the excess of the consideration transferred over the Company’s interest in the net fair value of identifiable assets, liabilities and contingent liabilities acquired and the fair value of the non-controlling interest in the acquired. Goodwill is recorded in intangible assets. Goodwill impairment reviews are undertaken annually or more frequently if events or changes in circumstances indicate a potential impairment. The carrying value of goodwill is compared to the recoverable amount, which is the higher of value in use and the fair value less costs to sell. An impairment charge is recognized immediately as an expense and is not subsequently reversed. Gains and losses on sale of subsidiaries include the accounting value of the goodwill related to the subsidiary sold.

Goodwill is allocated to Cash Generating Units (“CGUs”) or groups of CGUs. The allocation is made to the CGUs or group of CGUs which will benefit/from the business combination originating the goodwill. Each CGU or group of CGUs to which the goodwill is allocated represents the lowest level within the entity at which the goodwill is monitored for internal management purposes.

(b)Database

The database represents the technical knowledge accumulated over several years and the database of forestry and industrial technologies originating from the Aracruz Celulose S.A. (“Aracruz”) acquisition. These assets are the bases for improvements in the productivity per hectare of eucalyptus and also in the industrial process of pulp production.

The database was recognized at fair value at the acquisition date; it has a definite useful life and is recorded at cost less accumulated amortization. The amortization is calculated on a straight-line basis, at the annual rate of 10%, and recorded in the Statement of profit or loss in “Other operating income and expense”.

(c)Relationship with suppliers

This relates to the contracts that the Company has for the supply of chemical products, arising from the Aracruz acquisition.

This asset was recorded at fair value on the acquisition date, it has a definite useful life and is subsequently recorded at cost less accumulated amortization. Amortization is calculated on a straight-line basis, at the annual rates of 6.3%.

(d)Development and implementation of systems (software)

The costs directly attributable to the development and testing of identifiable and unique software, controlled by Fibria, are recognized as intangible assets when the following criteria are met: (i) it is technically feasible to complete the software for it to be available for use; (ii) management intends to complete the software and use or sell it; (iii) there is an ability to use or sell the software product; (iv) it will provide probable future benefits that can be demonstrated; (v) suitable technical, financial and other resources are available to conclude its development and to use or sell it; (vi) the attributable expenditure during its development can be reliably measured.

Software development costs are amortized over their estimated useful lives at an annual rate of 20%.

Property, plant and equipment

2.12Property, plant and equipment

Property, plant and equipment are stated at cost and depreciated on a straight-line basis, in accordance with the estimated economic useful lives of the related assets. Annual depreciation rates are described in Note 19. Land is not depreciated.

The cost of major renovations is capitalized if the future economic benefits exceed the performance standard initially estimated for the asset. Renovations are depreciated over the remaining useful life of the related asset.

Repairs and maintenance are expensed when incurred.

Loans and financing costs are capitalized during the period necessary to execute and prepare the asset for its intended use (Note 19).

The residual values and useful lives of assets are reviewed and adjusted, if appropriate, at the end of each year.

An asset’s book value is immediately written down to its recoverable amount if it is greater than its estimated recoverable amount.

Gains and losses on disposals are determined by comparing the proceeds with the book value and are recognized as “Other operating income and expense” in the Statement of profit or loss.

Leases

2.13Leases

At the inception of an agreement the Company determines whether a contract or set of contracts is or contains a lease when: (i) the performance of the contract is dependent upon the use of that specified asset and, (ii) the contract gives the Company the right of use of the asset.

Leases of property, plant and equipment in which the Company assumes substantially all the risks and benefits of ownership are classified as finance leases. Finance leases are recorded as a financed purchase, initially recognized as property, plant and equipment with a corresponding leasing liability.

Leases in which substantially all of the ownership risks and benefits are retained by the lessor are classified as operating leases.

The minimum payments for operating leases (net of any incentives received from the lessor) are expensed on the straight-line method over the lease term. The contingent values of payment (those that are not a fixed amount but are based in the future amount of a factor such as volume of standing timber) are accounted in the periods where they are incurred.

Operational leases are recognized in profit and loss except for those related to land leased for forest plantations which are capitalized as part of the cost of biological assets.

Biological assets

2.14Biological assets

Biological assets are measured semi-annually (June and December) at fair value, net of estimated costs to sell. Depletion is calculated based on the total volume harvested. The fair value of the biological assets is estimated by Company’s management and the counter entry of the valuation is recorded in “Other operating income and expense”.

Biological assets consist of eucalyptus forests exclusively from renewable plantations and intended for the production of bleached pulp. The cycle of harvesting following replanting occurs between six and seven years.

Business combination

2.15Business combination

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured by the sum of consideration transferred, measured at fair value on the acquisition date. The costs directly attributable to the acquisition are recorded as expense when incurred.

Initially, the goodwill is measured as the surplus of the consideration transferred in relation to the net assets acquired at fair value. After initial recognition, the goodwill is measured at cost, less any accumulated impairment.

Impairment of non-financial assets other than goodwill

2.16Impairment of non-financial assets other than goodwill

Assets that are subject to amortization are reviewed for impairment annually or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (CGUs). Non-financial assets other than goodwill that suffered impairment are reviewed for possible reversal of the impairment at each reporting date.

Trade payables

2.17Trade payables

Trade payables are obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers and are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method. In practice, they are usually recognized at the  invoiced amount.

Loans and financing

2.18Loans and financing

Loans and financing are initially recognized at fair value, net of transaction costs incurred and are subsequently stated at amortized cost. Any difference between the proceeds and the redemption value is recognized in the Statement of profit or loss over the period of the loans and financing using the effective interest rate method.

The premium paid in the repurchase of Bonds are presented as financing activities in the Statement of Cash Flows, when applicable.

Employee benefits

2.19Employee benefits

(a)Pension obligations

The Company participates in pension plans, managed by a private pension entity, which provide post-employment benefits to employees, under defined contribution plans to which the Company pays fixed contributions and for which it has no legal liability to make additional contributions if the fund does not have sufficient assets to honor the benefits due to employees for service in the current and prior periods.

Contributions represent net costs and are recorded in the Statement of profit or loss in the period in which they are due.

(b)Health care (post-retirement)

Some of Fibria’s subsidiaries used to provide post-retirement health care benefits in the form of a lifetime benefit to a specific group of employees which has since been discontinued and closed to new participants from July 2007.

The liability related to the health care plan for retired employees is stated at the present value of the obligation. Management’s estimate of the defined benefit obligation is calculated annually together with independent qualified actuaries. The present value of the defined benefit obligation is determined through discounted future cash outflows (Note 30(c)).

Changes in the present value of the liabilities of the plan regarding the interest accrued are immediately recognized in the Statement of profit or loss. Actuarial gains and losses are recognized directly in shareholder’s equity, in “Other comprehensive income”.

(c)Profit-sharing and bonus plans

As from 2015, the provisions for bonuses and profit-sharing programs are calculated based on qualitative and quantitative targets established by management and are recorded with a charge to the Statement of profit or loss under “Other operating income and expense”.

(d)Share-based compensation

(i)Phantom Share Plan

The Company offers a compensation plan in which the amount of the benefit is determined based on changes in the quoted market price of its shares, based on a predetermined floor price and an established measurement date. The plan consists of cash payments, not involving the issue and/or delivery of shares for purposes of the plan. The Company’s CEO, statutory and non-statutory officers and the general managers are eligible for the plan.

The provisions are recorded with a charge to the Statement of profit or loss under “Other operating income and expense”, based on the fair value of the benefits granted and the vesting period. The fair value of this liability is re-measured at each reporting period.

(ii)Stock Options Plan

The Company operates an equity-settled arrangement under which it receives services from employees as consideration for equity instruments (stock options) of the Company. The fair value of the employee services received in exchange for the grant of the options is recognized in the Statement of profit or loss under “Other operating income (expenses), net”, against to the capital reserve. The Company’s CEO, statutory and non-statutory officers and general managers are eligible for the plan.

The total amount expensed is determined by reference to the fair value of the options granted, including any market performance conditions and the impact of any non-vesting conditions and excluding the impact of any service and non-market performance vesting conditions. Non-market performance and service conditions include assumptions about the number of options that are expected to vest.

The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied.

At the end of each reporting period, the Company revises its estimates of the number of options that are expected to vest based on the non-market vesting conditions. If necessary, we recognize the impact of the revision to original estimates in the Statement of profit or loss, with a corresponding adjustment to shareholders’ equity.

The assumptions and model used to estimate the fair value of share-based compensation plans are presented in Note 31(ii).

Contingent assets and liabilities

2.20Contingent assets and liabilities

Assets, previously treated as contingent, are recognized only when there is evidence that realization is virtually certain, generally when favorable, final and unappealable court decisions have been obtained and for which the value can be measured. Contingent assets, for which such conditions are not met, are only disclosed in the notes to the financial statements when material.

Contingent liabilities are provided to the extent that the Company expects that is probable that it will disburse cash and the amount can be reliably estimated. Tax and civil proceedings are accrued when losses are assessed as probable and the amounts involved can be reliably measured. When the expectation of loss is possible, a description of the processes and amounts involved is disclosed in the notes to the financial statements. Labor proceedings are provisioned based on the historical percentage of disbursements. Tax and civil contingent liabilities assessed as remote losses are neither accrued nor disclosed.

Asset retirement obligations

2.21Asset retirement obligations

These primarily relate to future costs for the decommissioning of industrial landfill and related assets. A provision is recorded as a long-term obligation against fixed assets. The provision and the corresponding asset are initially recorded at fair value, based on the present value of estimated cash flows for future cash payments discounted by an adjusted risk-free rate. The long-term obligation accrues interest using a long-term discount rate. The asset is depreciated on a straight-line basis over the useful life of the principal. Depreciation is recorded in the Statement of profit or loss.

Revenue recognition

2.22Revenue recognition

Fibria recognizes revenue when: (i) the amount of revenue can be reliably measured; (ii) it is probable that future economic benefits will flow to the entity; and (iii) when specific sales criteria have been met  including transfer of property and transfer of the risk of the product to the client.  The latter is based on “Incoterm” (pre-defined commercial terms published by the International Chamber of Commerce) parameters and confirmation of available credit by the customer in order for the sale to be consummated. Revenue is the net amount after deduction of taxes, discounts and sales returns.

(a)Sale of products

The recognition of revenue for domestic and export pulp sales is based on the following principles:

(i)

Domestic market - sales are mainly made on credit. Revenue is recognized when the customer receives the product, whether on the carrier’s premises or at its own premises, at which point risk and rewards of ownership are transferred.

(ii)	Export market - export orders are normally supplied from third party warehouses located near strategic markets; sales are mainly made on credit. Revenue is recognized as per the “Incoterm” parameters.

(b)Financial income

Financial income is recognized on an accrual basis, using the effective interest method, and to the extent that realization is probable.

Dividend distribution

2.23Dividend distribution

Dividend distribution to the Company’s shareholders is recognized as a liability based on the Company’s by-laws and in the dividend policy. Any amount that exceeds the minimum mandatory dividend is highlighted in the statement of changes in shareholders’ equity as “Additional dividends proposed” until approval by the shareholders at the general meeting.

Non-current assets held for sale

2.24Non-current assets held for sale

The Company records assets held for sale as non-current assets when the asset (or disposal group of assets) is available for immediate sale in its present condition and subject only to terms that are usual and customary for sales of such assets and the sale is highly probable.

The Company measures the assets held for sale (or group of assets) at the lower of its carrying amount and fair value less costs to sell. If the carrying amount exceeds the fair value less costs to sell an impairment loss is recognized in the Statement of profit or loss. Any subsequent reversal of impairment is recognized only to the extent of the loss previously recognized.

The depreciation of an asset (or group of assets) stops when it is classified as held for sale. The assets and liabilities of a disposal group classified as held for sale are presented separately and are not offset and presented as a single amount.

New standards, amendments and interpretations issued by IASB

2.25New standards, amendments and interpretations issued by IASB

The standards below have been issued and are effective for future periods, as from January 1, 2018. We have not early adopted these standards.

Standard	IFRS 9 - Financial Instruments
Effective date	January 1, 2018
Main points introduced by the standard

The main change is that, in cases where the fair value option is taken for financial liabilities, the part of a fair value change which is due to an entity’s own credit risk is recorded in Other comprehensive income rather than in the Statement of profit or loss.

Impacts of the adoption

The Company assessed the changes introduced by the standard and concluded that its adoption will not bring significant impacts, mainly regarding the measurement of the financial instruments when compared to the principles of the IAS 39.

The main impacts are related to the financial asset’s classification. Once IFRS 9 has changed the categories for classification of the financial assets, eliminating the categories held-to-maturity, loans and receivables and available for sale, the financial assets will be classified in one of the following categories: at amortized cost (cash and cash equivalents, trade accounts receivable, other and marketable securities, for the agrarian debt bonds), at fair value through other comprehensive income (other investments - fair value method) or, at fair value through profit or loss (derivative financial instruments, warrant to acquire ensyn’s shares and others marketable securities).

Furthermore, some aspects regarding the presentation and the disclosure of the financial instruments in the financial statements might be changed in order to reflect the new concepts introduced by the IFRS 9.

Standard	IFRS 15 - Revenue recognition
Effective date	January 1, 2018
Main points introduced by the standard	This accounting standard establishes the accounting principles to determine and measure revenue and when the revenue should be recognized.
Impacts of the adoption

The Company assessed the principles and changes introduced by the new standard and concluded that its adoption will not bring impacts on the timing for the revenue recognition from contracts with customers, as well on the measurement, presentation and disclosure in the financial statements.

The existing impacts are related to the revision of internal documents and the creation and/or modification of the procedures, with the purpose of ensuring that new contracts with customers are properly evaluated and accounted according to the concepts of the IFRS 15.

Standard	IFRS 16 — Leases
Effective date	January 1, 2019
Main points introduced by the standard

This accounting standard replaces the previous leases standard, IAS 17 Leases, and related interpretations and sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract, i.e., the customers (‘lessees’) and the suppliers (‘lessor’).
Lessees are required to recognize a lease liability reflecting future lease payments and a ‘right-of-use asset’ for virtually all lease contracts, except for certain short-term leases and leases of low-value assets. For lessors, the accounting stays almost the same and continues to classify its leases as operating leases or finance leases, and to account for those two types of leases differently.

Impacts of the adoption

The Company´s evaluation of the impacts of the new standard is in progress. Our assessment is being conducted in several areas of the Company in order to identify the existing contracts, as well as the environmental of internal controls and systems impacted by the adoption of the new standard.

There are no other IFRS or IFRIC interpretations that are not yet effective that the Company expects to have a material impact on the Company’s financial position and results of operations.